UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)  (Zip code)

S. Bob Rezaee, 15212 Spillman Ranch Loop, Austin, TX 78738

 (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 772-7231

Date of fiscal year end: March 31

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Newmark Risk-Managed Opportunistic Fund

ANNUAL REPORT

March 31, 2015

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

LETTER TO SHAREHOLDERS

March 31, 2015 (UNAUDITED)

Dear Newmark Shareholders,

As you will recall, during the June quarter of 2013, the Fund's day to day management transitioned from Mr. Prasad of Mutual Funds Leader, its previous long time manager, to S. Bob Rezaee of Newmark Investment Management.  Furthermore, the Fund was renamed Newmark Risk-Managed Opportunistic (NEWRX) and its investment objective was changed to target positive investment returns while aiming to minimize capital losses during periods of unfavorable market conditions.  Please refer to the proxy statement filed in April 2013 for background details concerning the changes which were subsequently approved by the Fund's Shareholders and its Board of Trustees.

For the Fund’s fiscal year ending March 2015 and my first full fiscal year in managing the Fund, net asset value (NAV) of the Fund grew 15.5% net of fees from $2.13 to $2.46 per share.  In comparison, S&P 500 index, a broad measure of the equity market, increased 12.7% for the same corresponding period.  As an additional comparison, the Fund is categorized by Morningstar service as an alternative equity fund with its assigned category having increased 3.0% during the same period (for further details, please see Morningstar.com).  Accordingly, your Fund’s return for its fiscal year ending March 2015 exceeded both measurements.

As we enter the seventh year of the current bull market that began in March 2009, increasing care in risk management of the Fund remains crucial and I am indeed most focused on it. Our approach of investment growth through actively managing risk is the centerpiece to our philosophy.  Therefore, risk management will continue to play a prominent role in the Fund's day to day investment management.

As the Fund's largest shareholder and its new manager since 2nd quarter of 2013, I would like to assure you that I am working diligently for our mutual benefit and success.  In closing, I thank you for entrusting me with the management and oversight of your Fund.  If you have any specific questions, I can be reached at brezaee@newmarkfunds.com

Yours truly,

S. Bob Rezaee

Below are the privacy policies for the Fund for your review.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

LETTER TO SHAREHOLDERS (CONTINUED)

March 31, 2015 (UNAUDITED)

In the course of doing business with the Fund, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

Collection of Customer Information

You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

Disclosure of Customer Information

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share that information with companies that perform services for the Fund.  When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information

We maintain physical, electronic, and procedural safeguards to protect your personal information.  Within our organization, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

PERFORMANCE ILLUSTRATION

March 31, 2015 (UNAUDITED)

S&P 500 and Morningstar Long/Short Equity Category v. Newmark Risk-Managed Opportunistic Fund Based on $10,000 Initial Investment
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Apr-13
Jun-13
Sep-13
Dec-13
Mar-14
Jun-14
Sep-14
Dec-14
Mar-15
Newmark Risk-Managed Opportunistic Fund $12,132
S&P 500 Index $13,478
Morningstar Long/Short Equity Category $11,312

Average Annualized Total Returns
(through March 31, 2015)
	Newmark *	S&P 500	Morningstar Long/Short Equity Category
1 Year	15.49%	12.73%	3.04%
Since Inception	10.60%	16.84%	6.64%

* Prior to April 30, 2013, the Fund was known as the Prasad Growth Fund. The Fund has changed Investment Advisers effective April 30, 2013. In accordance with SEC provisions, the Fund is permitted to begin its performance information, including the line graph, starting with that date

This chart assumes an initial investment of $10,000 made on April 30, 2013. Past performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, maybe worth more or less then their original cost.  All returns reflect reinvested dividends but do not reflect the impact of taxes.

The Standard & Poor's 500 Index ("S&P 500") is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Morningstar Long-Short Equity Category: Long-short portfolios hold sizable stakes in both long and short positions in equities and related derivatives. Some funds that fall into this category will shift their exposure to long and short positions depending on their macro outlook or the opportunities they uncover through bottom-up research. Some funds may simply hedge long stock positions through

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

PERFORMANCE ILLUSTRATION

March 31, 2015 (UNAUDITED)

exchange-traded funds or derivatives. At least 75% of the assets are in equity securities or derivatives.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

GRAPHICAL ILLUSTRATION

March 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
18.65%
Cash Equivalents
0.77%
Communication
Services
1.95%
Consumer Cyclical
16.68%
Consumer Defensive
2.38%
Energy
4.27%
Exchange Traded
Funds
14.14%
Financial Services
1.89%
Healthcare
3.47%
Industrials
13.12%
Real Estate
Investment Trusts
2.73%
Technology
19.95%

Sectors are categorized using Morningstar® classifications.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

Shares		Value

COMMON STOCKS - 77.00%

Air Transportation, Scheduled - 3.30%
4,250	Hawaiian Holdings, Inc. *	$ 93,606
1,750	Ryanair Holdings Plc. (Ireland)	116,848
		210,454
Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 3.65%
28,000	Acco Brands Corp. *	232,680

Computer Storage Devices - 2.86%
3,500	Seagate Technology Plc. (Ireland)	182,105

Crude Petroleum & Natural Gas - 4.30%
1,200	Pioneer Natural Resources Co.	196,212
7,100	WPX Energy, Inc. *	77,603
		273,815
Electronic Computers - 2.52%
1,290	Apple, Inc.	160,515

Footwear, (No Rubber) - 1.48%
2,800	Iconix Brand Group, Inc. *	94,276

Gold & Silver Ores - 7.24%
8,000	Pan American Silver Corp. (Canada)	70,160
10,000	Silver Wheaton Corp. (Canada)	190,200
56,000	Yamana Gold, Inc. (Canada)	201,040
		461,400
Ice Cream & Frozen Desserts - 1.43%
5,500	Dean Foods Co.	90,915

Industrial Organic Chemicals - 1.57%
3,500	Green Plains, Inc.	99,925

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 3.10%
1,500	Ralph Lauren Corp.	197,250

Miscellaneous Metal Ores - 1.22%
5,600	Cameco Corp. (Canada)	78,008

National Commercial Banks - 2.88%
3,000	Bok Financial Corp.	183,660

* Non-income producing securities during the period.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2015

Shares		Value

Radiotelephone Communications - 1.96%
3,750	Telus Corp. (Canada)	$ 124,650

Retail-Building Materials, Hardware, Garden Supply - 1.20%
1,850	Fastenal Co.	76,655

Retail-Eating Places - 1.17%
3,700	Del Frisco's Restaurant Group, Inc. *	74,555

Retail-Grocery Stores - 0.97%
3,500	Smart & Final Stores, Inc. *	61,600

Retail - Jewelry Stores - 1.97%
1,425	Tiffany & Co.	125,414

Retail-Miscellaneous Retail - 1.90%
2,600	First Cash Financial Services, Inc. *	120,952

Retail-Shoe Stores - 3.06%
7,950	Finish Line, Inc. Class A	194,934

Retail-Women's Clothing Stores - 3.07%
35,200	Christopher & Banks Corp. *	195,712

Rubber & Plastics Footwear - 2.93%
15,800	Crocs, Inc. *	186,598

Semiconductors & Related Devices - 5.39%
5,750	Intel Corp.	179,802
3,865	Xilinx, Inc.	163,490
		343,292
Services-Computer Integrated Systems Design - 3.91%
5,600	Yahoo!, Inc. *	248,836

Services-Computer Programming, Data Processing, Etc. - 3.01%
350	Google, Inc. Class C *	191,800

Services-Help Supply Services - 0.90%
3,300	Kelly Services, Inc. Class A	57,552

Services-Miscellaneous Equipment Rental & Leasing - 2.75%
7,000	H&E Equipment Services, Inc.	174,930

* Non-income producing securities during the period.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2015

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2015

Shares		Value

Services-Prepackaged Software - 2.38%
8,000	Web.com Group, Inc. *	$ 151,600

Surgical & Medical Instruments & Apparatus - 3.49%
3,250	Baxter International, Inc.	222,625

Trucking (No Local) - 1.39%
2,000	Saia, Inc. *	88,600

TOTAL FOR COMMON STOCKS (Cost $4,925,443) - 77.00%		$ 4,905,308

EXCHANGE TRADED FUNDS - 14.23%
11,000	Direxion Daily Energy Bull 3X ETF *	$ 603,130
30,000	Direxion Daily Small Cap Bear 3X ETF *	303,300
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $885,366) - 14.23%		$ 906,430

LIMITED PARTNERSHIPS - 5.84%
5,925	Alliance Holdings GP L.P.	$ 306,263
5,000	CVR Partners, L.P.	65,750
TOTAL FOR LIMITED PARTNERSHIPS (Cost $388,893) - 5.84%		$ 372,013

REAL ESTATE INVESTMENT TRUST - 2.74%
10,500	New Senior Investment Group, Inc.	$ 174,615
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $193,496) - 2.74%		$ 174,615

SHORT TERM INVESTMENT - 0.78%
49,386	First American Treasury Obligation Fund #2678 - Class Z, 0.00% **	$ 49,386
TOTAL FOR SHORT TERM INVESTMENT (Cost $49,386) - 0.78%		$ 49,386

TOTAL INVESTMENTS (Cost $6,442,584) - 100.59%		6,407,752

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.59)%		(37,889)

NET ASSETS - 100.00%		$ 6,369,863

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2015

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

Assets:
Investments, at Value (Cost $6,442,584)	$ 6,407,752
Receivables:
Dividends and Interest	6,606
Securities Sold	162,167
Total Assets	6,576,525
Liabilities:
Payables:
Accrued Management Fees (Note 3)	10,773
Securities Purchased	195,889
Total Liabilities	206,662

Net Assets	$ 6,369,863

Net Assets Consist of:
Paid In Capital	$ 6,017,287
Accumulated Undistributed Net Investment Loss	(22,588)
Accumulated Undistributed Realized Gain on Investments	409,996
Unrealized Depreciation in Value of Investments	(34,832)
Net Assets, for 2,588,026 Shares Outstanding	$ 6,369,863

Net Asset Value Per Share	$ 2.46

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

STATEMENT OF OPERATIONS

For the Year Ended March 31, 2015

Investment Income:
Interest	$ 2
Dividends (net of foreign taxes withheld of $1,510)	87,589
Total Investment Income	87,591

Expenses:
Advisory Fees (Note 3)	112,114
Total Expenses	112,114

Net Investment Loss	(24,523)

Realized and Unrealized Gain on Investments:
Realized Gain on:
Investments	966,588
Capital Gain Distributions from Investment Companies	4,835
Total Realized Gain on Investments	971,423

Net Change in Unrealized Depreciation on:
Investments	(111,784)
Total Change in Unrealized Depreciation	(111,784)

Net Realized and Unrealized Gain on Investments	859,639

Net Increase in Net Assets Resulting from Operations	$ 835,116

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

STATEMENT OF OPERATIONS

For the Year Ended March 31, 2015

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	3/31/2015	3/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (24,523)	$ 57,757
Net Realized Gain on Investments	966,588	104,858
Capital Gain Distributions from Investment Companies	4,835	7,297
Unrealized Appreciation (Depreciation) on Investments	(111,784)	104,447
Net Increase in Net Assets Resulting from Operations	835,116	274,359

Less Distributions:
From Net Investment Income	-	(55,822)
From Realized Gains	-	-
	-	(55,822)

Capital Share Transactions (Note 5)	380,650	4,587,310

Total Increase	1,215,766	4,805,847

Net Assets:
Beginning of Period	5,154,097	348,250

End of Period (Including Undistributed Net Investment Income (Loss) of $(22,588) and $1,935, respectively)	$ 6,369,863	$ 5,154,097

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period

	Years Ended
	3/31/2015	3/31/2014	3/31/2013(a)	3/31/2012(a)	3/31/2011(a)

Net Asset Value, at Beginning of Year	$ 2.13	$ 2.15	$ 2.69	$ 2.58	$ 4.13

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.01)	0.03	(0.03)	(0.03)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.34	(0.03)	(0.51)	0.14	(1.50)
Total Income (Loss) from Investment Operations	0.33	-	(0.54)	0.11	(1.55)

Distributions from Net Investment Income	-	(0.02)	-	-	-
Distributions from Realized Gains	-	-	-	-	-
Total Distributions	-	(0.02)	-	-	-

Net Asset Value, at End of Year	$ 2.46	$ 2.13	$ 2.15	$ 2.69	$ 2.58

Total Return **	15.49%	0.16%	(20.07)%	4.26%	(37.53)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,370	$ 5,154	$ 348	$ 318	$ 293
Ratio of Expenses to Average Net Assets	1.95%	1.94%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.43)%	1.56%	(1.15)%	(1.38)%	(1.46)%
Portfolio Turnover	478%	233%	841%	1135%	1133%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Formerly Prasad Growth Fund.

The accompanying notes are an integral part of these financial statements.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

 1.)

SIGNIFICANT ACCOUNTING POLICIES

The Newmark Risk-Managed Opportunistic Fund (“Fund”) a non-diversified portfolio of the Trust, which is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998. The investment advisor to the Fund is Newmark Investment Management, LLC (the “Advisor”). On April 30, 2013, the Fund’s name and its Advisor were changed to Newmark Risk-Managed Opportunistic Fund (formerly Prasad Growth Fund) and Newmark Investment Management, LLC (formerly Mutual Funds Leader, Inc), respectively.

The Fund’s investment objective is to generate positive investment returns. There are no guarantees the Fund will achieve its objective.

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

GAAP is not intended to be changed as a result of the FASB’s Codification project, but it does change the way financial statements are presented.  As a result, these changes have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods.

The Fund is compliant with FASB Accounting Standards Codification guidance regarding “Disclosures about Derivative Instruments and Hedging Activities.”  ASC 815-10 and ASC 815-20 require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2015

on the Fund’s financial position, performance and cash flows.  Note 6 satisfies the disclosures required by ASC 815-10 and ASC 815-20.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

The Fund took a deduction for dividends paid. The Fund elected under U.S. Code, Title 26, Subtitle A, Chapter 1, Subchapter M, section 855(a) to treat dividends as paid during the tax year ending March 31, 2015 that will be declared by December 15, 2015 and paid by March 31, 2016.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued.

The Fund has changed Investment Advisers effective April 30, 2013. In accordance with SEC provisions, the Fund is permitted to begin its performance information, including the line graph, starting with that date.

2.) FAIR VALUE OF INVESTMENTS

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2015

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$4,905,308	$ -	$ -	$4,905,308
Exchange Traded Funds	906,430	-	-	906,430
Limited Partnerships	372,013	-	-	372,013
Real Estate Investment Trust	174,615	-	-	174,615
Short-Term Investment	49,386	-	-	49,386
	$6,407,752	$ -	$ -	$6,407,752

The Fund did not hold any Level 3 assets during the year ended March 31, 2015. The Fund did not hold any derivative instruments at any time during the year ended March 31, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.)

INVESTMENT ADVISORY AGREEMENT

As of April 30, 2013 the Fund has entered into an investment advisory agreement with Newmark Investment Management, LLC.  The Advisor receives from the Fund as compensation for its services an annual fee of 1.95% on the Fund's net assets. The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses. Advisory fees were $112,114 for the year ended March 31, 2015. At March 31, 2015, the Fund owed the Advisor $10,773.

Prior to April 30, 2013, the Fund had an investment advisory and administration agreement with Mutual Funds Leader, Inc.  Mutual Funds Leader, Inc. received from the Fund as compensation for its services an annual fee of 1.50% on the Fund's net assets. The Advisor paid all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2015

4.)

RELATED PARTY TRANSACTIONS

Certain owners of Newmark Investment Management, LLC are also owners and/or directors of the New Risk-Managed Opportunistic Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

5.)

CAPITAL STOCK AND DISTRIBUTION

At March 31, 2015 an indefinite number of shares of capital stock were authorized, no par value and paid in capital amounted to $6,017,287.

	For the Year Ended 3/31/2015		For the Year Ended 3/31/2014
	Shares	Amount	Shares	Amount
Shares sold	278,804	$ 619,172	2,283,245	$4,643,268
Shares reinvested	-	-	26,456	55,822
Shares redeemed	(108,391)	(238,522)	(53,831)	(111,780)
Net decrease	170,413	$ 380,650	2,255,870	$4,587,310

6.)

PURCHASES AND SALES OF SECURITIES

During the year ended March 31, 2015, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options transactions aggregated $27,136,535 and $26,761,934, respectively; there were no purchases or sales of U.S. Government obligations.

7.) TAX MATTERS

For the year ending March 31, 2015, the Fund reported short-term capital gains of $769,078 and unused capital loss carryovers of $460,874. As a result, the Fund had net short-term capital gains of $308,204. The Fund had long-term capital gains of $197,510, and received capital gain distributions of $4,835. The total of the Fund’s net long-terms capital gains, therefore, was $202,345. The total of the Funds net short- and long-term capital gains was $510,549. At April 1, 2015, there were no remaining unused capital loss carryovers.

For Federal income tax purposes, the cost of investments owned at March 31, 2015 was $6,442,584. As of March 31, 2015, the gross unrealized appreciation on a tax basis totaled $150,928 and the gross unrealized depreciation totaled $185,760 for a net unrealized depreciation of $34,832.

There were no distributions paid for the year ended March 31, 2015.

8.)

CONTROL

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2015, Mr. S. Bob Rezaee owned 68.43% of the Fund and as such may be deemed to control the Fund.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

March 31, 2015

9.) CASH AT BROKERS

All of the Fund’s securities are held by brokers and are subject to a general lien for the discharge of any obligations in the margin accounts at the brokers. Cash held by brokers is partially restricted in an amount equal to the value to securities sold short. Interest is earned on deposits with the brokers for securities sold short and on any excess cash balances.

In the event such brokers do not fulfill their obligations, the Fund may be exposed to risk. The risk of default depends on the creditworthiness of the brokers. It is the Fund’s policy to review, as necessary, the creditworthiness of the brokers. The Securities Protection Corporation (SIPC) insures each brokerage account to the extent of $500,000 (including up to $250,000 for cash).

10.) CONCENTRATION OF CREDIT RISK

The Fund maintains its cash in bank and brokerage accounts which, at times, may exceed federally insured limits. The bank balances are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. At March 31, 2015, the Fund did not have cash balances in excess of insured limits. The Fund has not experienced any losses in such accounts.

 11.) SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

EXPENSE ILLUSTRATION

March 31, 2015 (UNAUDITED)

Expense Example

As a shareholder of the Newmark Risk-Managed Opportunistic Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2014 through March 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2014	March 31, 2015	October 1, 2014 to March 31, 2015

Actual	$1,000.00	$1,113.12	$10.27
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.21	$9.80

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

VB&T Certified Public Accountants, PLLC250 W57th Street Suite 1632 New York, NY 10107 T:1.212.448.0010 F:1.888.99.PCAOB (72262) E-mail: fvb@getcpa.com rtse@getcpa.com info@getcpa.com www.getcpa.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees

The Newmark Risk-Managed Opportunistic Fund

We have audited the accompanying statement of assets and liabilities of Newmark Risk-Managed Opportunistic Fund, (the Fund), including the schedule of investments, as of March 31, 2015, and the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended.  Newmark Risk-Managed Opportunistic Fund’s management is responsible for these financial statements and financial. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights as of March 31, 2015 present fairly, in all material respects, the financial position of Newmark Risk-Managed Opportunistic Fund, as of March 31, 2015, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

VB&T CERTIFIED PUBLIC ACCOUNTANTS, PLLC

New York, NY

May 26, 2015

Registered with the Public Company Accounting Oversight Board

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

TRUSTEES AND OFFICERS

March 31, 2015 (UNAUDITED)

 The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth	Position Held With the Trust	Term of Office(1) and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios Overseen by Trustee	Other Director-ships Held by Trustee
John Cerelli, C/O Newmark Investment Management LLC 15212 Spillman Ranch Loop, Austin, Texas 78738 Year of Birth: 1960	Trustee	Since April 30, 2013	Chief Financial Officer, Lancashire Group, a privately held California Corporation specializing in security solutions and services.	1	0
Patrick Gaynor C/O Newmark Investment Management LLC 15212 Spillman Ranch Loop, Austin, Texas 78738 Year of Birth: 1964	Lead Independent Trustee	Since April 30, 2013	Senior Investment Analyst, Crown Capital Management, a California based investment management firm	1	0

The Fund did not pay any Trustee fees for the year ended March 31, 2015.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Age	Position Held With the Trust	Term of Office(1) and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios Overseen by Trustee	Other Director-ships Held by Trustee
S. Bob Rezaee 15212 Spillman Ranch Loop, Austin, Texas 78738 Year of Birth: 1962	Chairman, Chief Financial and Compliance Officer, Trustee	Since April 30, 2013	Senior Portfolio Manager and Head of Equities for Cavanal Hill Investment Management	1	0

(1) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

ADDITIONAL INFORMATION

March 31, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Fund’s website www.newmarkfunds.com.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.newmarkfunds.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.newmarkfunds.com, under prospectus.

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.newmarkfunds.com under prospectus.

Advisory Agreement - Prasad Series Trust, a Delaware business trust (the “Trust”), herewith confirms its agreement with Newmark Investment Management LLC (“NIM”) as follows:

The Trust desires to employ its capital by investing and reinvesting the same in investments of the type and in accordance with the limitations specified in its Prospectus from time to time in effect, copies of which have been or will be submitted to NIM, and in such manner and to such extend as may from time to time be approved by the Board of Trustees of the Trust.  The Trust desires to continue to employ NIM to act as the investment advisor and administrator for its investment portfolio, Newmark Risk-Managed Opportunistic Fund, formerly Prasad Growth Fund (the “Fund”), renewing its annual agreement effective March 31, 2015.

Subject to the supervision and approval of the Board of Trustees, NIM will provide investment management of the Fund’s portfolio in accordance with the Fund’s investment objective and policies as stated in its most recent Prospectus delivered to NIM, upon which NIM shall be entitled to rely.  In connection therewith, NIM will provide investment research and

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

ADDITIONAL INFORMATION (CONTINUED)

March 31, 2015 (UNAUDITED)

supervision of the Fund’s investments and conduct a continuous program of investment, evaluation and, if and where appropriate, sale and reinvestment of the Fund’s assets.  NIM will furnish to the Trust such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as the Trust may reasonably request.  The Board wishes to be kept informed of important developments that materially affect its portfolio and shall expect NIM, on its own initiative, to furnish to the Board from time to time such information as NIM may believe appropriate and timely for this purpose.

In providing investment management services to the Trust, NIM shall give primary consideration to securing the most favorable price and efficient execution, and in compliance with the limitations detailed in Section 28 (e) of the Securities Exchange Act of 1934.  In so doing, NIM may consider the financial responsibility, research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of NIM may also be a party.  The Trust recognizes that it is desirable for NIM to have access to supplemental investment and market research and security and economic analysis provided by brokers and that such brokers may execute brokerage transactions at a higher cost to the Trust that may result when allocating brokerage services to other brokers on the basis of seeking the most favorable price and efficient execution.  Therefore, NIM is authorized to pay higher brokerage commissions for the purchase and sale of securities for the Fund to brokers who provide such research and analysis, subject to review by the Board of Trustees from time to time with respect to the extent and continuation of this practice.  It is understood that the services provided by such brokers may be useful to NIM in connection with its services to its clients including the Fund.

On occasions when NIM deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients, NIM, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by NIM in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

NIM shall maintain such office facilities and administrative services necessary to perform its duties under this Agreement.  In addition, NIM will prepare and file various returns, reports and registrations required by Federal and state law and respond to shareholder communications.  Subject to the direction of the Board of Trustees, NIM shall be responsible for the overall management of the business affairs of the Trust.

NIM shall exercise its best judgment in rendering to the Trust the services described above and the Trust agrees as an inducement to NIM’s undertaking the same that NIM shall not be liable hereunder for any mistake of judgment or in any other event against any liability to the Trust or to its security holders to which NIM would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties hereunder, or by reason of NIM’s reckless disregard of its obligations and duties hereunder.

NIM shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as its shall from time to time as it determines necessary or useful to the performance of its obligations under this Agreement.  Without limiting the generality of the foregoing, the staff and personnel of NIM shall be deemed to include persons employed or otherwise retained by NIM to furnish statistical and other factual data, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as NIM may desire.  NIM shall, as agent for the Trust, maintain the Trust’s records and books of account (other than those maintained by the Fund’s transfer agent, registrar, custodian, and other agencies), including records of portfolio transactions.  All such books and records so maintained shall be the property of each Fund and, upon request therefore, NIM shall surrender to such Fund the books and records so requested.

Unless sooner terminated, this Agreement shall continue until two years from the date of this Agreement (and for any Fund subsequently added to this Agreement, an initial period of no more than two years) and thereafter shall continue automatically for successive annual periods with respect to the Fund; provided that such continuance is specifically approved at least annually by the Fund’s Board of Trustees or the vote of the lesser of (a) 67% of the shares of a Fund represented at a meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund; provided further that in either event its continuance also is approved by a majority of the Fund’s Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

Notwithstanding whatever may be provided herein to the contrary, this Agreement may be terminated at any time, without payment of any penalty by vote of a majority of the Fund’s Board of Trustees, or, with respect to a Fund, by “vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of that Fund, or by the Adviser, in each case, upon not less than sixty (60) days’ written notice to the other party.

This Agreement shall not be assigned (as such term is defined in the 1940 Act) and shall terminate automatically in the event of its assignment.

NIM shall bear the cost of rendering the investment management, supervisory and administrative services to be performed by it under this Agreement, and shall at its own expense pay the compensation of the officers and employees, if any, of the Trust who are employees of NIM.

In consideration of services rendered pursuant to this Agreement, the Trust will pay NIM on the first business day of each month a fee at the annual rate of 1.95% of the average value of the Fund’s daily net assets, and NIM shall now bear all operating expenses of the Fund, with the exception of brokerage, taxes, interest and extraordinary expenses (including, without limitation litigation and indemnification costs and obligations).

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

ADDITIONAL INFORMATION (CONTINUED)

March 31, 2015 (UNAUDITED)

Board of Trustees

S. Bob Rezaee

John Cerelli

Patrick Gaynor

Investment Advisor

Newmark Investment Management, LLC

15212 Spillman Ranch Loop,

Austin, Texas  78738

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank NA

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Independent Registered Public Accounting Firm

VB&T Certified Public Accountants, PLLC

250 W.57th St.  Suite 1632

New York, NY 10107

This report is provided for the general information of the shareholders of the Newmark Risk-Managed Opportunistic Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

ADDITIONAL INFORMATION (CONTINUED)

March 31, 2015 (UNAUDITED)

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Fund’s small size has made an audit committee unnecessary.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2015

$ 4,500

FY 2014

$ 4,500

(b)

Audit-Related Fees

Registrant

FY2015

$ 0

FY2014

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2015

$ 1,000

FY 2014

$ 1,000

Nature of the fees:

Not applicable.

(d)

All Other Fees

Registrant

FY 2015

$ 0

FY 2014

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The fund has is too small to warrant the formation of an audit committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

N/A  %

Tax Fees:

N/A  %

All Other Fees:

N/A  %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2015

$ 0

FY 2014

$ 0

All the above fees are paid by the registered investment advisor for the fund.  The fund pays Newmark Investment Management LLC (the RIA) 1.95% of the total assets in the fund as management fee and Newmark Investment Management LLC (the RIA) pays all the expenses of the Newmark Risk-Managed Opportunistic Fund (NEWRX) such as custody fees, fund accounting and administrative costs, annual fund audit and tax filings, state and federal regulatory fees, and all other operating costs incurred by the fund.

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newmark Risk-Managed Opportunistic Fund

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date June 5, 2015

* Print the name and title of each signing officer under his or her signature.